Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event
23.	Subsequent Event

On February 2, 2012, the Board of Directors of the Company approved and implemented a plan to repurchase up to 16 million shares of the Company’s common stock at a cost of up to ¥50,000 million for the period from February 3, 2012 to March 19, 2012. Such repurchases are intended to improve capital efficiency and ensure flexible capital strategy. Common stock repurchased in the Tokyo Stock Exchange between February 3, 2012 and February 16, 2012 under the aforementioned plan was 14,521,600 shares at a cost of ¥50,000 million.